Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Financial liabilities
Financial liabilities	$ (2,370)
Loans and borrowings
Financial liabilities
Financial liabilities	(138,735)	$ (150,262)
Derivative financial instruments
Financial assets
Financial assets	723	1,987
Cash and cash equivalents
Financial assets
Financial assets	56,621	43,715
Financial investments
Financial assets
Financial assets		4,136
Level 1 | Cash and cash equivalents
Financial assets
Financial assets	56,621	43,715
Level 1 | Financial investments
Financial assets
Financial assets		4,136
Level 2 | Derivative financial instruments
Financial liabilities
Financial liabilities	(2,370)
Level 2 | Loans and borrowings
Financial liabilities
Financial liabilities	(136,608)
Level 2 | Derivative financial instruments
Financial assets
Financial assets	$ 723	$ 1,987